Share Based Compensation - Options Valuation Assumptions (Details) - Stock options	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology
Expected term (in years)		6 years 28 days	6 years 28 days	6 years 28 days
Risk-free interest rate minimum (percentage)	1.39%	2.70%	2.61%	1.91%
Risk-free interest rate maximum (percentage)	2.66%	3.09%	3.00%	2.05%
Expected volatility minimum (percentage)	72.30%	69.52%	68.15%	68.61%
Expected volatility maximum (percentage)	76.22%	71.26%	72.99%	68.93%
Expected dividend yield (percentage)	0.00%	0.00%	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology
Expected term (in years)	5 years 3 months 7 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology
Expected term (in years)	6 years 28 days